Tax receivable	12 Months Ended
Dec. 31, 2022
Taxes Recoverable [Abstract]
Taxes Recoverable	Tax receivable

	December 31,
	2022	2021

Income tax and Social contribution (i)	358,232	294,955
Social integration program (ii)	35,488	167,701
Other	17,081	6,834
	410,801	469,490

(i)    The increase is mainly related to withholding taxes from FIDC quotas redeemed during 2022 amounted toR$1,835,111, representing withholding taxes of R$230,202.
(ii)    Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) recoverable on transaction activities and other services.